SALES	12 Months Ended
Dec. 31, 2022
SALES [abstract]
SALES

19.   SALES

The Company’s geographical analysis of revenue from contracts with customers attributed to the location of the products produced, is as follows:

	Year ended December 31, 2022
	Peru	Mexico	Argentina	Burkina Faso	Total
Silver-gold concentrates	$-	$173,871	$-	$-	$173,871
Silver-lead concentrates	50,300	-	-	-	50,300
Zinc concentrates	53,147	-	-	-	53,147
Gold doré	-	-	212,092	193,541	405,633
Provisional pricing adjustments	(1,116)	(344)	-	-	(1,460)
Sales to external customers	$102,331	$173,527	$212,092	$193,541	$681,491

	Year ended December 31, 2021
	Peru	Mexico	Argentina	Burkina Faso	Total
Silver-gold concentrates	$-	$219,663	$-	$-	$219,663
Silver-lead concentrates	59,755	-	-	-	59,755
Zinc concentrates	42,990	-	-	-	42,990
Gold doré	-	-	178,999	101,256	280,255
Provisional pricing adjustments	799	(3,609)	-	-	(2,810)
Sales to external customers	$103,544	$216,054	$178,999	$101,256	$599,853

[1]Burkina Faso was acquired as part of the acquisition of Roxgold which completed on July 2, 2021. Comparative figures in 2021 are included from July 2, 2021 onward

	Years ended December 31,
	2022	2021
Customer 1	$212,092	$178,999
Customer 2	193,541	101,256
Customer 3	102,332	103,544
Customer 4	76,851	28,860
Customer 5	70,584	91,950
Customer 6	26,091	47,212
Customer 7	-	48,032
	$681,491	$599,853

From time to time, the Company mitigates the price risk associated with its base metal production by entering into forward sale and collar contracts for some of its forecasted base metal production and non-metal commodities.

During the year ended December 31, 2022, the Company recognized $0.7 million of realized losses on the settlement of forward sale and collar contracts (December 31, 2021 - $1.5 million), and $1.2 million unrealized gains from changes in the fair value of the open positions (December 31, 2021 – $1.3 million unrealized loss).